As filed with the Securities and Exchange Commission on December 29, 2015
1933 Act Registration Number – 333-189704
1940 Act Registration Number – 811-22858

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 05
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
Amendment No. 04

WST Investment Trust
(Exact Name of Registrant as Specified in Charter)

150 West Main Street, Suite 1700
Norfolk, VA 23510
 (Address of Principal Office)

Registrant's Telephone Number, including Area Code: 757-623-3676

Roger H. Scheffel Jr.
150 West Main Street, Suite 1700
Norfolk, VA 23510
(Name and Address of Agent for Service)

With copy to: Thomas W. Steed III, Esq.
Kilpatrick Townsend & Stockton LLP
4208 Six Forks Road
Raleigh, NC 27609
and
Patricia M. Plavko, Esq.
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Approximate date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)

/x/	on (date) pursuant to paragraph (b)

/ /	60 days after filing pursuant to paragraph (a) (1)

/ /	on (date) pursuant to paragraph (a) (1)

/ /	75 days after filing pursuant to paragraph (a) (2)

/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 4 filed December 18, 2015 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 29th day of December, 2015.

WST Investment Trust

By:	/s/ Wayne F. Wilbanks
Wayne F. Wilbanks
Trustee and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Wayne F. Wilbanks	Trustee and President	December 29, 2015
Wayne F. Wilbanks

/s/ Theresa M. Bridge	Treasurer	December 29, 2015
Theresa M. Bridge

*	Trustee
James H. Speed Jr.
/s/ Tina H. Bloom
Tina H. Bloom
*	Trustee	Attorney-in-Fact*
Thomas G. Douglas		December 29, 2015

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase